Fair Value Measurements - Summary of Information about Company's Assets Measured on Recurring Basis (Detail)	Dec. 31, 2018 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents held in Trust Account	$ 203,081,753
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents held in Trust Account	203,081,753
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents held in Trust Account	0
Fair Value, Measurements, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents held in Trust Account	$ 0